POSTRETIREMENT BENEFIT PLANS - Schedule of Allocation of Plan Assets (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		$ 11,162
GE Energy Supplementary Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount		$ 0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Defined Benefit Plan, Equity Securities, US | GE Energy Supplementary Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 2,105
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Defined Benefit Plan, Equity Securities, Non-US | GE Energy Supplementary Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,932